CitizensSelect Funds
-CitizensSelect Prime Money Market Fund

-CitizensSelect Treasury Money Market Fund

Incorporated herein by reference are the supplements to the Registrant's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 26, 2016 (SEC Accession No. 0000899681-16-001057).